LOANS RECEIVABLE (Detail Textuals) (USD $)	3 Months Ended							6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011 Project	Mar. 31, 2013 Nonperforming	Sep. 30, 2012 Nonperforming	Sep. 30, 2011 Nonperforming	Mar. 31, 2013 Loans Receivable	Mar. 31, 2012 Loans Receivable	Sep. 30, 2012 Loans Receivable	Sep. 30, 2011 Loans Receivable	Sep. 30, 2010 Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustable rate bank loans	$ 20,900,000				$ 36,800,000			$ 32,200,000		$ 20,900,000	$ 36,800,000
Charge-offs								(154,000)			4,400,000				(154,000)	(564,000)	(2,208,000)	(4,417,000)
Recoveries								785,000							785,000
Provision for loan losses	375,000	100,000	100,000	150,000	450,000	3,600,000	580,000		250,000	725,000	4,630,000
Allowance for loan losses	1,881,000				3,364,000			2,512,000		1,881,000	3,364,000				2,512,000	3,050,000	1,881,000	3,364,000	3,151,000
Percentage of allowance for loan losses												40.70%	13.40%	26.60%	0.90%		0.70%	1.40%
Number of construction development projects											2
Specific allocation of loans on nonaccrual																		$ 2,200,000